Quarterly Holdings Report
for

Fidelity® Series International Value Fund

January 31, 2020

VSF-S-QTLY-0320
1.907974.110

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.2%
Commonwealth Bank of Australia	3,587,947	$203,140,625
Macquarie Group Ltd.	1,449,142	138,465,919

TOTAL AUSTRALIA		341,606,544

Austria - 0.7%
Erste Group Bank AG	3,124,186	114,895,371
Bailiwick of Jersey - 1.3%
Glencore Xstrata PLC	42,387,095	123,965,153
WPP PLC	5,944,247	73,908,126

TOTAL BAILIWICK OF JERSEY		197,873,279

Belgium - 1.4%
KBC Groep NV	2,960,004	217,517,827
China - 0.5%
Ping An Insurance Group Co. of China Ltd. (H Shares)	6,061,496	68,542,549
Denmark - 0.9%
A.P. Moller - Maersk A/S Series B	54,869	65,610,374
ORSTED A/S (a)	602,311	65,792,145

TOTAL DENMARK		131,402,519

Finland - 0.6%
Sampo Oyj (A Shares)	2,154,287	97,518,493
France - 14.4%
ALTEN	316,008	39,112,304
Atos Origin SA	1,145,358	95,447,283
AXA SA	11,100,862	295,189,549
Bouygues SA	2,289,993	90,744,079
Capgemini SA	885,248	110,303,466
Natixis SA	15,914,566	67,476,139
Sanofi SA	2,763,306	266,488,882
Societe Generale Series A	4,890,575	158,257,552
SR Teleperformance SA	546,988	137,585,281
Thales SA	691,141	76,053,115
Total SA	8,877,627	432,258,154
VINCI SA	2,444,337	271,631,374
Vivendi SA	4,474,286	122,864,243
Worldline SA (a)(b)	905,531	64,022,796

TOTAL FRANCE		2,227,434,217

Germany - 11.5%
Bayer AG	3,319,382	266,398,929
Hannover Reuck SE	969,139	188,631,544
HeidelbergCement Finance AG	2,089,577	142,013,053
Infineon Technologies AG	4,495,100	96,568,036
Linde PLC	922,211	188,242,312
MTU Aero Engines Holdings AG	326,418	99,336,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	546,176	161,307,629
Rheinmetall AG	833,241	89,379,526
SAP SE	623,341	81,178,503
Siemens AG	2,344,300	289,141,718
Vonovia SE	3,084,256	176,297,421

TOTAL GERMANY		1,778,495,281

India - 0.5%
Axis Bank Ltd.	6,780,800	69,022,805
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	254,742,852	82,818,174
Ireland - 1.1%
CRH PLC	4,615,208	173,286,467
Italy - 4.6%
Assicurazioni Generali SpA	6,778,424	132,272,368
Enel SpA	39,776,350	346,703,530
Intesa Sanpaolo SpA	51,372,375	127,584,130
Mediobanca SpA	10,370,345	103,649,095

TOTAL ITALY		710,209,123

Japan - 26.1%
DENSO Corp.	3,433,156	140,835,473
Fanuc Corp.	712,107	129,696,051
Hitachi High-Technologies Corp.	1,480,657	105,866,893
Hoya Corp.	1,896,542	181,509,338
Ibiden Co. Ltd.	1,956,744	45,071,842
Idemitsu Kosan Co. Ltd.	3,371,376	84,143,729
Itochu Corp.	8,130,353	189,932,948
Kao Corp.	1,426,136	113,744,590
Minebea Mitsumi, Inc.	8,307,751	161,386,453
Mitsubishi Estate Co. Ltd.	4,410,933	86,385,790
Mitsubishi UFJ Financial Group, Inc.	45,047,324	231,300,787
Mitsui Fudosan Co. Ltd.	3,365,096	89,126,298
OBIC Co. Ltd.	918,542	125,161,925
Oracle Corp. Japan	1,073,911	92,955,148
ORIX Corp.	11,374,297	192,139,935
Recruit Holdings Co. Ltd.	2,150,316	83,811,366
Shin-Etsu Chemical Co. Ltd.	1,726,158	197,409,898
Shinsei Bank Ltd.	7,600,920	116,379,292
SoftBank Corp.	1,880,237	75,913,740
Sony Corp.	2,828,595	197,794,889
Sony Financial Holdings, Inc.	5,710,469	131,478,853
Sumitomo Mitsui Financial Group, Inc.	6,612,385	232,487,605
Suzuki Motor Corp.	1,427,582	65,320,135
Takeda Pharmaceutical Co. Ltd.	4,485,273	172,249,751
Tokio Marine Holdings, Inc.	3,578,015	194,219,094
Tokyo Electron Ltd.	431,763	94,964,598
Toyota Motor Corp.	7,441,824	517,412,917

TOTAL JAPAN		4,048,699,338

Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	2,595,915	119,858,739
Netherlands - 2.5%
AerCap Holdings NV (b)	2,050,433	116,075,012
ING Groep NV (Certificaten Van Aandelen)	14,322,879	155,506,519
Koninklijke Philips Electronics NV	2,595,265	118,856,543

TOTAL NETHERLANDS		390,438,074

Portugal - 0.5%
Galp Energia SGPS SA Class B	5,177,964	78,241,864
Singapore - 1.0%
United Overseas Bank Ltd.	7,914,523	147,622,705
Spain - 3.1%
Banco Santander SA (Spain)	83,824,549	330,343,831
Cellnex Telecom SA (a)	1,703,138	84,847,825
Masmovil Ibercom SA (b)	1,855,721	38,897,852
Unicaja Banco SA (a)	31,380,631	31,374,624

TOTAL SPAIN		485,464,132

Sweden - 2.4%
Ericsson (B Shares)	18,721,885	147,199,473
Investor AB (B Shares)	4,153,860	227,910,215

TOTAL SWEDEN		375,109,688

Switzerland - 3.7%
Swiss Life Holding AG	188,489	94,988,124
UBS Group AG	12,933,182	159,983,461
Zurich Insurance Group Ltd.	779,734	324,376,468

TOTAL SWITZERLAND		579,348,053

United Kingdom - 17.1%
Anglo American PLC (United Kingdom)	5,565,700	145,931,807
AstraZeneca PLC (United Kingdom)	1,770,599	173,213,515
Aviva PLC	24,644,322	129,148,447
Beazley PLC	8,203,917	58,662,170
BHP Billiton PLC	19,975,948	434,808,780
BP PLC	77,854,776	468,694,175
British American Tobacco PLC (United Kingdom)	2,856,699	125,965,939
Imperial Brands PLC	4,328,363	111,499,989
Informa PLC	10,166,303	104,013,824
Lloyds Banking Group PLC	354,186,782	264,413,102
Royal Dutch Shell PLC Class B sponsored ADR (c)	4,041,786	215,346,358
RSA Insurance Group PLC	14,740,251	107,132,615
Standard Chartered PLC (United Kingdom)	23,414,405	195,097,133
Standard Life PLC	29,377,916	116,962,517

TOTAL UNITED KINGDOM		2,650,890,371

United States of America - 0.5%
ConocoPhillips Co.	1,155,236	68,655,675
TOTAL COMMON STOCKS
(Cost $13,621,812,951)		15,154,951,288

Nonconvertible Preferred Stocks - 1.5%
Germany - 1.5%
Porsche Automobil Holding SE (Germany)
(Cost $255,961,294)	3,554,089	239,655,704

Money Market Funds - 1.0%
Fidelity Cash Central Fund 1.58% (d)	73,255,953	73,270,604
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	79,733,714	79,741,687
TOTAL MONEY MARKET FUNDS
(Cost $153,012,291)		153,012,291
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $14,030,786,536)		15,547,619,283
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(59,533,711)
NET ASSETS - 100%		$15,488,085,572

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,037,390 or 1.6% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$278,202
Fidelity Securities Lending Cash Central Fund	58,088
Total	$336,290

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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